Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 20, 2023
Entity Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 23, 2023
Document Effective Date	Jan. 23, 2023
Prospectus Date	Jan. 23, 2023
Calamos Antetokounmpo Global Sustainable Equities ETF | Calamos Antetokounmpo Global Sustainable Equities ETF
Prospectus:
Trading Symbol	SROI